CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 08, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 69,935,000	$ 105,027,484		$ 22,476,000	$ 30,043,046	$ 12,889,931
Restricted cash	2,768,000	2,768,000			0
Accounts receivable, net	3,194,000	3,122,015			2,910,079
Inventories	13,066,000	11,427,567			13,964,510
Prepaid expenses and other current assets	12,000,000	4,915,305			2,131,895
Deferred contract costs - current	0	7,580,423			0
TOTAL CURRENT ASSETS	100,963,000	134,840,265			49,049,530
Property and equipment, net		7,019,338			10,411,396
Contract assets (unbilled receivables)	11,044,000	8,890,888			0
Forward purchase receivable	58,184,000	60,050,189	$ 65,062,000		0
Goodwill	7,444,000	7,443,569			0
Deferred contract costs	0	11,847,266			0
Other long-term assets	1,431,000	1,514,000			204,122
TOTAL ASSETS	206,890,000	231,604,850			59,665,048
CURRENT LIABILITIES
Accounts payable	16,542,000	28,936,000			9,072,929
Accrued expenses	10,600,000	6,392,029			5,802,135
Deferred revenue	1,904,000	2,020,351			2,435,909
Other current liabilities	18,031,000	21,899,142			14,958,064
Term loan-current portion	0	0			3,750,000
SPAC warrant liabilities	19,820,000	22,044,750			0
Warrants to purchase common shares		0			49,863	59,624
Warrants to purchase preferred shares		0			2,072,536
TOTAL CURRENT LIABILITIES	70,167,000	81,292,000			38,141,436
PIPE Convertible Notes, net of transaction costs	77,371,000	77,047,475			0
Long-term debt	43,386,000	43,286,747			3,750,000
Forward purchase option derivative	17,609,000	4,202,562			0
Earnout liability	20,145,000	27,133,563			0
Other long-term liabilities	104,000	217,238			1,015,248
TOTAL LIABILITIES	236,485,000	233,180,000			42,906,684
TOTAL CONVERTIBLE PREFERRED STOCK (Refer to Note 13)	0	0		325,602,000	325,200,758	282,185,326	$ 271,051,511
STOCKHOLDERS' DEFICIT
Common stock, $0.0001 par value per share; 600,000,000 and 66,486,210 shares authorized as of December 31, 2021 and 2020; 66,647,242 and 9,392,361 shares issued and outstanding as of December 31, 2021 and 2020, respectively	7,000	6,665			939
Additional paid-in capital	391,257,000	383,065,836			6,982,156
Accumulated deficit	(420,859,000)	(384,648,214)			(315,425,489)
TOTAL STOCKHOLDERS' DEFICIT	(29,595,000)	(1,575,000)		$ (322,605,000)	(308,442,394)	$ (274,943,167)	$ (210,774,713)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 206,890,000	$ 231,604,850			$ 59,665,048